Fair Value Measurements - Narrative (Details) - EBP 002 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 9,493,205	$ 8,137,170
NAV | Common/Collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	2,372,859	2,798,345
NAV | Common/Collective trusts | EBP, Reclassification, Other
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	(830,000)
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	3,137,441	1,943,779
Level 2 | Common/Collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	2,420,759	$ 1,344,724
Level 2 | Common/Collective trusts | EBP, Reclassification, Other
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 830,000